UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21606

Centaur Mutual Funds Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South, 9th Floor

New York, NY 10016

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-513-587-3400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

DCM/INNOVA HIGH EQUITY INCOME INNOVATION FUND

LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND

SEMI-ANNUAL REPORT
April 30, 2023

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2023

	Six Months	One Year	Five Year	Ten Year
DCM/INNOVA High Equity Income
Innovation Fund	7.45%	(6.58)%	2.91%	5.18%
S&P 500® Total Return Index(b)	8.63%	2.66%	11.45%	12.20%
Dow Jones U.S. Select Dividend Total Return Index(c)	1.54%	(0.84)%	8.33%	10.16%

				Expense
				Ratios(d)
Gross				1.92%
With Applicable Waivers				1.53%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the DCM/INNOVA High Equity Income Innovation Fund’s (the “DCM/INNOVA Fund”) distributions or the redemption of shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 484-5766.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The DCM/INNOVA Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b) The S&P 500® Total Return Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the DCM/INNOVA Fund’s portfolio.

(c) The Dow Jones U.S. Select Dividend Total Return Index consists of 100 of the highest dividend-yielding securities (excluding Real Estate Investment Trusts) in the Dow Jones U.S. Index, a broad-based index representative of the total market for the United States equity securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d) The expense ratios shown are from the DCM/INNOVA Fund’s prospectus dated February 28, 2023. Additional information pertaining to the expense ratios as of April 30, 2023 can be found in the financial highlights.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The DCM/INNOVA Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at https://www. dcmadvisors.com or call (888) 484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

The DCM/INNOVA Fund is distributed by Ultimus Fund Distributors, LLC., Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of April 30, 2023

			Since
	Six Months	One Year	Inception(b)
Lebenthal Ultra Short Tax-Free Income Fund – Class I Shares	1.31%	1.96%	0.70%
Lebenthal Ultra Short Tax-Free Income Fund – Class A Shares (Without Load)	1.20%	1.70%	0.46%
Lebenthal Ultra Short Tax-Free Income Fund – Class A Shares (With Load)	0.69%	1.20%	0.31%
Bloomberg 1 Year Municipal Bond Index(c)	1.88%	1.67%	0.50%

	Expense Ratios(d)
	Class A	Class I
	Shares	Shares
Gross	3.22%	2.96%
With Applicable Waivers	0.74%	0.49%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Lebenthal Ultra Short Tax-Free Income Fund’s (the “Lebenthal Fund”) distributions or the redemption of shares. Current performance may be lower or higher than the performance quoted. In the case of investments at or above $250,000, a contingent deferred sales charge (CDSC) of up to 0.25% may be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid. Performance data current to the most recent month end may be obtained by calling (888) 484-5766.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Lebenthal Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b) The Lebenthal Fund’s inception date – December 30, 2019 (Date of Initial Public Investment).

(c) The Bloomberg 1 Year Municipal Bond Index is an unmanaged index of municipal bonds with a remaining maturity of one to two years. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d) The expense ratios shown are from the Lebenthal Fund’s prospectus dated February 28, 2023. Additional information pertaining to the expense ratios as of April 30, 2023 can be found in the financial highlights.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at https://www.dcmadvisors.com or call (888) 484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

Investment Results (Unaudited) (continued)

The Lebenthal Fund is distributed by Ultimus Fund Distributors, LLC., Member FINRA/SIPC.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26%
Communications — 8.07%
Activision Blizzard, Inc.(a)	134	$10,413
Alphabet, Inc., Class C(a)	1,207	130,621
Alphabet, Inc., Class A(a)	1,302	139,756
AT&T, Inc.	1,219	21,540
Charter Communications, Inc., Class A(a)	18	6,637
Comcast Corp., Class A	803	33,220
Electronic Arts, Inc.	38	4,837
Fox Corp., Class B	64	1,955
Fox Corp., Class A	52	1,730
Interpublic Group of Companies, Inc.	90	3,216
Meta Platforms, Inc., Class A(a)	511	122,804
Netflix, Inc.(a)	79	26,064
Omnicom Group, Inc.	32	2,898
Paramount Global, Class B	128	2,986
Take-Two Interactive Software, Inc.(a)	36	4,474
T-Mobile US, Inc.(a)	111	15,973
VeriSign, Inc.(a)	17	3,771
Verizon Communications, Inc.	757	29,394
Walt Disney Co. (The)(a)	312	31,980
Warner Bros. Discovery, Inc.(a)	382	5,199
		599,468
Consumer Discretionary — 9.05%
Amazon.com, Inc.(a)	2,067	217,964
Aptiv PLC(a)	44	4,526
AutoZone, Inc.(a)	3	7,990
Best Buy Co., Inc.	41	3,055
Booking Holdings, Inc.(a)	9	24,177
BorgWarner, Inc.	113	5,439
Caesars Entertainment, Inc.(a)	94	4,257
Chipotle Mexican Grill, Inc.(a)	5	10,338
Copart, Inc.(a)	126	9,961
D.R. Horton, Inc.	100	10,982
Darden Restaurants, Inc.	21	3,191
Domino’s Pizza, Inc.	9	2,857
eBay, Inc.	92	4,272
Etsy, Inc.(a)	25	2,526
Ford Motor Co.	645	7,663
General Motors Co.	273	9,019
Hilton Worldwide Holdings, Inc.	100	14,402
Home Depot, Inc. (The)	233	70,026
Las Vegas Sands Corp.(a)	76	4,853
Lennar Corp., Class A	50	5,641
Lowe’s Companies, Inc.	122	25,356
Marriott International, Inc., Class A	39	6,604
MGM Resorts International	88	3,953
NIKE, Inc., Class B	232	29,399

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26% - continued
Consumer Discretionary — 9.05% - continued
NVR, Inc.(a)	1	$5,840
O’Reilly Automotive, Inc.(a)	10	9,173
Pool Corp.	10	3,513
PulteGroup, Inc.	60	4,029
Ross Stores, Inc.	48	5,123
Royal Caribbean Cruises Ltd.(a)	36	2,355
Starbucks Corp.	199	22,744
Tesla, Inc.(a)	576	94,642
TJX Companies, Inc. (The)	189	14,897
Tractor Supply Co.	26	6,198
Ulta Beauty, Inc.(a)	9	4,963
VF Corp.	57	1,340
Wynn Resorts Ltd.(a)	24	2,743
Yum! Brands, Inc.	45	6,326
		672,337
Consumer Staples — 6.38%
Altria Group, Inc.	288	13,683
Archer-Daniels-Midland Co.	92	7,183
Brown-Forman Corp., Class B	32	2,083
Campbell Soup Co.	33	1,792
Church & Dwight Co., Inc.	42	4,079
Clorox Co. (The)	18	2,981
Coca-Cola Co.	687	44,071
Colgate-Palmolive Co.	157	12,529
Conagra Brands, Inc.	134	5,087
Constellation Brands, Inc., Class A	18	4,130
Costco Wholesale Corp.	116	58,375
Dollar General Corp.	49	10,852
Dollar Tree, Inc.(a)	36	5,534
Estee Lauder Companies, Inc. (The), Class A	42	10,362
General Mills, Inc.	98	8,686
Hershey Co. (The)	30	8,192
Hormel Foods Corp.	67	2,709
J.M. Smucker Co. (The)	13	2,007
Kellogg Co.	43	3,000
Keurig Dr Pepper, Inc.	202	6,605
Kimberly-Clark Corp.	62	8,983
Kraft Heinz Co. (The)	82	3,220
Kroger Co. (The)	115	5,592
McCormick & Co., Inc.	39	3,426
Mondelez International, Inc., Class A	228	17,492
Monster Beverage Corp.(a)	174	9,744
PepsiCo, Inc.	251	47,914
Philip Morris International, Inc.	287	28,691
Procter & Gamble Co. (The)	419	65,523
Sysco Corp.	81	6,216
Target Corp.	96	15,144

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26% - continued
Consumer Staples — 6.38% - continued
Tyson Foods, Inc., Class A	65	$4,062
Walgreens Boots Alliance, Inc.	160	5,640
Wal-Mart Stores, Inc.	257	38,799
		474,386
Energy — 5.44%
Antero Midstream Corp.	8,900	95,765
Baker Hughes Co.	228	6,667
Chevron Corp.	348	58,665
ConocoPhillips	233	23,973
Coterra Energy, Inc.	173	4,429
Devon Energy Corp.	103	5,503
Diamondback Energy, Inc.	38	5,404
Enphase Energy, Inc.(a)	27	4,434
EOG Resources, Inc.	147	17,562
Exxon Mobil Corp.	730	86,388
Halliburton Co.	188	6,157
Hess Corp.	62	8,994
Kinder Morgan, Inc.	260	4,459
Marathon Petroleum Corp.	122	14,884
Occidental Petroleum Corp.	134	8,245
ONEOK, Inc.	124	8,111
Phillips 66	85	8,415
Pioneer Natural Resources Co.	52	11,313
Schlumberger Ltd.	289	14,262
SolarEdge Technologies, Inc.(a)	13	3,713
Valero Energy Corp.	47	5,389
Williams Companies, Inc. (The)	63	1,906
		404,638
Financials — 9.64%
Aflac, Inc.	43	3,004
Allstate Corp. (The)	44	5,093
American Express Co.	99	15,973
American International Group, Inc.	148	7,850
Ameriprise Financial, Inc.	17	5,187
Aon PLC, Class A	31	10,081
Arthur J. Gallagher & Co.	48	9,987
Bank of America Corp.	1,246	36,483
Bank of New York Mellon Corp. (The)	151	6,431
Berkshire Hathaway, Inc., Class B(a)	314	103,165
BlackRock, Inc.	21	14,095
Blackstone Group L.P. (The), Class A	1,000	89,330
Brown & Brown, Inc.	54	3,477
Capital One Financial Corp.	73	7,103
Cboe Global Markets, Inc.	15	2,096
Charles Schwab Corp. (The)	281	14,679
Chubb Ltd.	75	15,117
Cincinnati Financial Corp.	55	5,854

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26% - continued
Financials — 9.64% - continued
Citigroup, Inc.	2,129	$100,211
Citizens Financial Group, Inc.	82	2,537
CME Group, Inc.	64	11,889
Discover Financial Services	47	4,863
Everest Re Group Ltd.	21	7,938
Fifth Third Bancorp	94	2,463
First Republic Bank	28	98
Franklin Resources, Inc.	73	1,962
Goldman Sachs Group, Inc. (The)	61	20,949
Huntington Bancshares, Inc.	227	2,542
Intercontinental Exchange, Inc.	103	11,220
JPMorgan Chase & Co.	536	74,097
KeyCorp	123	1,385
M&T Bank Corp.	24	3,019
Marsh & McLennan Companies, Inc.	94	16,938
MetLife, Inc.	117	7,176
Nasdaq, Inc.	55	3,045
Northern Trust Corp.	35	2,736
PNC Financial Services Group, Inc. (The)	67	8,727
Principal Financial Group, Inc.	32	2,390
Progressive Corp. (The)	118	16,095
Prudential Financial, Inc.	83	7,221
Raymond James Financial, Inc.	50	4,527
Regions Financial Corp.	80	1,461
State Street Corp.	60	4,336
SVB Financial Group(a)	43	21
Synchrony Financial	112	3,305
T. Rowe Price Group, Inc.	58	6,515
Travelers Companies, Inc. (The)	46	8,332
Truist Financial Corp.	288	9,383
U.S. Bancorp	250	8,570
W.R. Berkley Corp.	24	1,414
Willis Towers Watson PLC	17	3,937
		716,307
Health Care — 13.25%
Abbott Laboratories	542	59,874
AbbVie, Inc.	404	61,052
Agilent Technologies, Inc.	38	5,146
Align Technology, Inc.(a)	17	5,530
AmerisourceBergen Corp.	51	8,509
Amgen, Inc.	96	23,015
Anthem, Inc.	41	19,215
Baxter International, Inc.	89	4,244
Becton, Dickinson and Co.	46	12,158
Biogen, Inc.(a)	17	5,172
Bio-Rad Laboratories, Inc., Class A(a)	6	2,705
Bio-Techne Corp.	38	3,035

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26% - continued
Health Care — 13.25% - continued
Boston Scientific Corp.(a)	222	$11,571
Bristol-Myers Squibb Co.	418	27,910
Cardinal Health, Inc.	60	4,926
Centene Corp.(a)	187	12,890
Charles River Laboratories International, Inc.(a)	8	1,521
Cigna Corp.	73	18,490
Cooper Companies, Inc. (The)	12	4,577
CVS Health Corp.	259	18,987
Danaher Corp.	190	45,014
DexCom, Inc.(a)	85	10,314
Edwards LifeSciences Corp.(a)	111	9,766
Eli Lilly & Co.	224	88,673
GE HealthCare Technologies, Inc.(a)	51	4,148
Gilead Sciences, Inc.	220	18,086
HCA Healthcare, Inc.	44	12,643
Hologic, Inc.(a)	36	3,096
Humana, Inc.	21	11,140
IDEXX Laboratories, Inc.(a)	5	2,461
Illumina, Inc.(a)	24	4,933
Incyte Corp.(a)	68	5,060
Intuitive Surgical, Inc.(a)	63	18,977
IQVIA Holdings, Inc.(a)	26	4,894
Johnson & Johnson	476	77,922
Laboratory Corporation of America Holdings	17	3,854
McKesson Corp.	24	8,742
Medtronic PLC	224	20,373
Merck & Co., Inc.	452	52,192
Mettler-Toledo International, Inc.(a)	4	5,966
Moderna, Inc.(a)	67	8,904
Molina Healthcare, Inc.(a)	20	5,958
PerkinElmer, Inc.	17	2,218
Pfizer, Inc.	942	36,634
Quest Diagnostics, Inc.	21	2,915
Regeneron Pharmaceuticals, Inc.(a)	18	14,432
ResMed, Inc.	28	6,747
STERIS PLC	18	3,394
Stryker Corp.	56	16,780
Thermo Fisher Scientific, Inc.	103	57,156
UnitedHealth Group, Inc.	133	65,447
Vertex Pharmaceuticals, Inc.(a)	52	17,718
Viatris, Inc.	288	2,687
Waters Corp.(a)	12	3,604
West Pharmaceutical Services, Inc.	16	5,780
Zoetis, Inc., Class A	89	15,644
		984,799
Industrials — 6.97%
3M Co.	130	13,809

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26% - continued
Industrials — 6.97% - continued
Alaska Air Group, Inc.(a)	58	$2,521
Allegion PLC	21	2,320
AMETEK, Inc.	52	7,172
Amphenol Corp., Class A	130	9,811
Boeing Co. (The)(a)	91	18,817
Carrier Global Corp.	161	6,733
Caterpillar, Inc.	93	20,349
CH Robinson Worldwide, Inc.	40	4,035
Cintas Corp.	14	6,381
CSX Corp.	247	7,568
Cummins, Inc.	36	8,461
Deere & Co.	42	15,877
Delta Air Lines, Inc.(a)	111	3,808
Dover Corp.	23	3,362
Eaton Corp. PLC	57	9,527
Emerson Electric Co.	126	10,491
Expeditors International of Washington, Inc.	65	7,400
Fastenal Co.	165	8,884
FedEx Corp.	43	9,795
General Dynamics Corp.	50	10,917
General Electric, Co.	155	15,340
Honeywell International, Inc.	111	22,182
Huntington Ingalls Industries, Inc.	13	2,622
IDEX Corp.	17	3,507
Illinois Tool Works, Inc.	50	12,097
Ingersoll Rand, Inc.	120	6,842
Jacobs Solutions, Inc.	37	4,272
JB Hunt Transport Services, Inc.	24	4,207
Johnson Controls International PLC	81	4,847
Keysight Technologies, Inc.(a)	39	5,641
L3 Harris Technologies, Inc.	55	10,733
Lockheed Martin Corp.	37	17,185
Nordson Corp.	7	1,514
Norfolk Southern Corp.	27	5,482
Northrop Grumman Corp.	22	10,148
Old Dominion Freight Line, Inc.	15	4,806
Otis Worldwide Corp.	86	7,336
PACCAR, Inc.	117	8,739
Parker-Hannifin Corp.	28	9,097
Quanta Services, Inc.	28	4,750
Raytheon Technologies Corp.	269	26,873
Republic Services, Inc.	43	6,219
Robert Half International, Inc.	26	1,898
Rockwell Automation, Inc.	24	6,802
Rollins, Inc.	74	3,127
Roper Technologies, Inc.	18	8,186
Southwest Airlines Co.	118	3,574

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26% - continued
Industrials — 6.97% - continued
TE Connectivity Ltd.	54	$6,608
Teledyne Technologies, Inc.(a)	10	4,144
Trane Technologies PLC	30	5,574
Transdigm Group, Inc.	9	6,885
Trimble, Inc.(a)	52	2,449
Union Pacific Corp.	132	25,831
United Airlines Holdings, Inc.(a)	80	3,504
United Parcel Service, Inc., Class B	142	25,532
United Rentals, Inc.	13	4,694
W.W. Grainger, Inc.	9	6,260
Wabtec Corp.	52	5,079
Waste Management, Inc.	77	12,785
Xylem, Inc.	24	2,492
		517,901
Materials — 2.30%
Air Products & Chemicals, Inc.	60	17,662
Albemarle Corp.	18	3,338
Amcor PLC	649	7,120
Avery Dennison Corp.	28	4,885
Ball Corp.	58	3,084
Celanese Corp.	31	3,293
CF Industries Holdings, Inc.	25	1,790
Corteva, Inc.	58	3,545
Dow, Inc.	149	8,106
Ecolab, Inc.	28	4,700
FMC Corp.	23	2,842
Freeport-McMoRan, Inc.	249	9,440
International Flavors & Fragrances, Inc.	76	7,369
Linde PLC	112	41,379
LyondellBasell Industries N.V., Class A	77	7,285
Martin Marietta Materials, Inc.	12	4,358
Mosaic Co. (The)	45	1,928
Newmont Corp.	155	7,347
Nucor Corp.	58	8,594
Packaging Corporation of America	21	2,840
PPG Industries, Inc.	44	6,171
Sherwin-Williams Co. (The)	43	10,214
Vulcan Materials Co.	13	2,277
WestRock Co.	47	1,407
		170,974
Real Estate — 2.01%
Alexandria Real Estate Equities, Inc.	46	5,712
American Tower Corp., A	82	16,760
AvalonBay Communities, Inc.	23	4,149
Camden Property Trust	17	1,871
CBRE Group, Inc., Class A(a)	91	6,976
Crown Castle International Corp.	72	8,862

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26% - continued
Real Estate — 2.01% - continued
Digital Realty Trust, Inc.	58	$5,751
Equinix, Inc.	14	10,137
Equity Residential	58	3,669
Essex Property Trust, Inc.	9	1,978
Extra Space Storage, Inc.	24	3,649
Healthpeak Properties, Inc.	102	2,241
Iron Mountain, Inc.	51	2,817
Kimco Realty Corp.	99	1,900
Mid-America Apartment Communities, Inc.	13	1,999
Prologis, Inc.	161	20,166
Public Storage	16	4,717
Realty Income Corp.	172	10,808
SBA Communications Corp., Class A	18	4,696
Simon Property Group, Inc.	57	6,459
UDR, Inc.	64	2,645
Ventas, Inc.	57	2,739
VICI Properties, Inc.	283	9,605
Welltower, Inc.	88	6,971
Weyerhaeuser Co.	72	2,154
		149,431
Technology — 28.49%
Accenture PLC, Class A	118	33,074
Adobe, Inc.(a)	128	48,328
Advanced Micro Devices, Inc.(a)	299	26,722
Akamai Technologies, Inc.(a)	28	2,295
Analog Devices, Inc.	86	15,470
ANSYS, Inc.(a)	14	4,395
Apple, Inc.	2,983	506,156
Applied Materials, Inc.	164	18,537
Arista Networks, Inc.(a)	40	6,406
Autodesk, Inc.(a)	41	7,986
Automatic Data Processing, Inc.	70	15,400
Broadcom, Inc.	109	68,288
Broadridge Financial Solutions, Inc.	28	4,071
Cadence Design Systems, Inc.(a)	49	10,263
CDW Corp.	21	3,561
Cisco Systems, Inc.	1,132	53,488
Cognizant Technology Solutions Corp., Class A	85	5,075
Corning, Inc.	143	4,750
EPAM Systems, Inc.(a)	11	3,107
Equifax, Inc.	15	3,126
FactSet Research Systems, Inc.	8	3,294
Fidelity National Information Services, Inc.	130	7,634
Fiserv, Inc.(a)	138	16,853
FleetCor Technologies, Inc.(a)	15	3,209
Fortinet, Inc.(a)	397	25,031
Garmin Ltd.	36	3,534

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26% - continued
Technology — 28.49% - continued
Gartner, Inc.(a)	17	$5,142
Global Payments, Inc.	73	8,228
Hewlett Packard Enterprise Co.	202	2,893
HP, Inc.	171	5,080
Intel Corp.	728	22,612
International Business Machines Corp.	149	18,835
Intuit, Inc.	46	20,422
Jack Henry & Associates, Inc.	14	2,287
KLA Corp.	26	10,050
Lam Research Corp.	24	12,578
MarketAxess Holdings, Inc.	7	2,229
MasterCard, Inc., Class A	202	76,766
Microchip Technology, Inc.	78	5,693
Micron Technology, Inc.	181	11,649
Microsoft Corp.	1,554	477,482
Monolithic Power Systems, Inc.	10	4,620
Moody’s Corp.	28	8,767
Motorola Solutions, Inc.	29	8,451
MSCI, Inc.	14	6,754
NetApp, Inc.	34	2,138
NortonLifeLock, Inc.	3	53
NVIDIA Corp.	553	153,451
NXP Semiconductors NV	51	8,351
ON Semiconductor Corp.(a)	27	1,943
Oracle Corp.	261	24,722
Paychex, Inc.	47	5,163
Paycom Software, Inc.(a)	9	2,613
PayPal Holdings, Inc.(a)	210	15,960
PTC, Inc.(a)	21	2,642
Qorvo, Inc.(a)	23	2,118
Qualcomm, Inc.	204	23,827
S&P Global, Inc.	96	34,808
Salesforce.com, Inc.(a)	300	59,511
Seagate Technology PLC	33	1,939
ServiceNow, Inc.(a)	70	32,159
Skyworks Solutions, Inc.	35	3,707
Synopsys, Inc.(a)	26	9,654
Teradyne, Inc.	44	4,021
Texas Instruments, Inc.	164	27,420
Tyler Technologies, Inc.(a)	11	4,169
Visa, Inc., Class A	354	82,386
Zebra Technologies Corp., Class A(a)	12	3,456
		2,116,802
Utilities — 4.66%
AES Corp.	89	2,106
Alliant Energy Corp.	42	2,316
Ameren Corp.	53	4,715

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.26% - continued
Utilities — 4.66% - continued
American Electric Power Co., Inc.	93	$8,595
American Water Works Co., Inc.	31	4,596
Atmos Energy Corp.	32	3,652
CenterPoint Energy, Inc.	102	3,108
CMS Energy Corp.	56	3,487
Consolidated Edison, Inc.	63	6,204
Constellation Energy Corp.	38	2,941
Dominion Energy, Inc.	141	8,057
DTE Energy Co.	36	4,047
Duke Energy Corp.	145	14,337
Edison International	90	6,624
Entergy Corp.	39	4,196
Evergy, Inc.	78	4,845
Eversource Energy	70	5,433
Exelon Corp.	92	3,904
FirstEnergy Corp.	112	4,458
NextEra Energy, Inc.	331	25,364
Nisource, Inc.	3,258	92,723
NRG Energy, Inc.	133	4,545
Pinnacle West Capital Corp.	1,149	90,150
Public Service Enterprise Group, Inc.	36	2,275
Sempra Energy	53	8,241
Southern Co. (The)	177	13,018
WEC Energy Group, Inc.	58	5,578
Xcel Energy, Inc.	99	6,921
		346,436
Total Common Stocks (Cost $6,986,496)		7,153,479

EXCHANGE-TRADED FUNDS — 0.66%
iShares Russell 1000 Growth ETF	200	49,366
Total Exchange-Traded Funds (Cost $48,657)		49,366

RIGHTS 0.00%
ABIOMED, Inc.(b)	9	—
Total Rights Cost ($–)		—
MONEY MARKET FUNDS - 1.17%
First American Treasury Obligations Fund, Class X, 4.76%(c)	87,101	87,101
Total Money Market Funds (Cost $87,101)		87,101
Total Investments — 98.09% (Cost $7,122,254)		7,289,946
Other Assets in Excess of Liabilities — 1.91%		142,042
NET ASSETS — 100.00%		$7,431,988

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.00% of the Fund’s net assets.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2023.

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

Summary of Investments	% of Net Assets	Fair Value
Common Stocks
Communications	8.07%	$599,468
Consumer Discretionary	9.05%	672,337
Consumer Staples	6.38%	474,386
Energy	5.44%	404,638
Financials	9.64%	716,307
Health Care	13.25%	984,799
Industrials	6.97%	517,901
Materials	2.30%	170,974
Real Estate	2.01%	149,431
Technology	28.49%	2,116,802
Utilities	4.66%	346,436
Exchange-Traded Funds	0.66%	49,366
Right	0.00%	—
Money Market Funds	1.17%	87,101
Other Assets in Excess of Liabilities	1.91%	142,042
Total	100.00%	$7,431,988

See Notes to Financial Statements.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
April 30, 2023 (Unaudited)

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 97.18%
Alaska - 3.45%
Alaska State General Obligation Refunding Bonds, Series 2023 A, 5.00%, 8/1/2023(a)	$200,000	$200,748
Valdez, Alaska Marine Terminal Revenue Refunding Bonds, Series 1993 A, 3.75%, 12/1/2033(a)	1,000,000	1,000,000
		1,200,748
Arizona - 4.96%
Glendale, Arizona Industrial Development Authority Revenue Refunding Bonds, Series 2022, 5.00%, 5/15/2023(a)	725,000	725,410
Phoenix, Arizona Industrial Development Authority Healthcare Facilities Revenue Bonds, Series 2014B, 3.75%, 11/15/2052(a)	1,000,000	1,000,000
		1,725,410
Connecticut - 2.01%
Connecticut State Housing Finance Authority Revenue Refunding Bonds, Series 2018 B-3, 3.85%, 11/15/2048(a)	700,000	700,000

District of Columbia - 4.46%
District of Columbia Carnegie Endowment for International Peace Revenue Bonds, Series 2006, 3.88%, 11/1/2045(a)	300,000	300,000
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series 2014 B-2, 3.90%, 10/1/2050(a)	1,250,000	1,250,000
		1,550,000
Florida - 2.88%
JEA Water & Sewer System Revenue Bonds, Series 2008 B, 3.80%, 10/1/2041(a)	300,000	300,000
JEA Water & Sewer System Revenue Refunding Bonds, Series 2008 A-2, 3.90%, 10/1/2038(a)	700,000	700,000
		1,000,000
Georgia - 1.15%
Cherokee County, Georgia Development Authority Revenue Bonds, Series 2008, 2.82%, 8/1/2033(a)	400,000	400,000

Illinois - 5.88%
Chicago Midway International Airport Second Lien Revenue Bonds, Series 2004 D, 3.84%, 1/1/2035(a)	645,000	645,000
Illinois Educational Facilities Authority Revenue Bonds, Series 2003 B, 3.88%, 7/1/2033(a)	1,400,000	1,400,000
		2,045,000
Iowa - 2.88%
Iowa State Finance Authority Single Family Mortgage Revenue Bonds, Series 2016 E, 3.85%, 7/1/2046(a)	1,000,000	1,000,000

Maryland - 0.85%
Washington Suburban Sanitary District General Obligation Multi-Modal Bond Anticipation Notes, Series 2016 B-4, 3.80%, 6/1/2023(a)	200,000	200,000

See Notes to Financial Statements.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 97.18% - continued
Maryland - 0.85% -continued
Washington Suburban Sanitary District General Obligation Multi-Modal Bond Anticipation Notes, Series 2015 B-3, 3.80%, 6/1/2023(a)	$95,000	$95,000
		295,000
Massachusetts - 2.73%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001 J-2, 3.60%, 7/1/2031(a)	300,000	300,000
Massachusetts State Housing Finance Agency Housing Revenue Bonds, Series 2018 200, 3.84%, 12/1/2048(a)	350,000	350,000
Massachusetts Water Resources Authority Revenue Bonds, Series 2008 E, 3.88%, 8/1/2037(a)	300,000	300,000
		950,000
Michigan - 2.88%
Michigan State University General Revenue Bonds, Series 2000 A-1, 3.70%, 8/15/2030(a)	1,000,000	1,000,000

Minnesota - 2.88%
Hennepin County, Minnesota General Obligation Bonds, Series 2018 B, 3.85%, 12/1/2038(a)	1,000,000	1,000,000

Mississippi - 2.88%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue Bonds, Series 2009 E, 3.75%, 12/1/2030(a)	1,000,000	1,000,000

Nevada - 2.88%
Clark County, Nevada Airport System Subordinate Lien Revenue Refunding Bonds, Series 2008 D-B, 3.85%, 7/1/2040(a)	1,000,000	1,000,000

New Mexico - 3.11%
New Mexico Finance Authority Subordinate Lien Public Project Revenue Refunding Bonds, Series 2017 B, 5.00%, 6/15/2023	280,000	280,580
University of New Mexico Subordinate Lien System Improvement Revenue Bonds, Series 2001, 3.90%, 6/1/2026(a)	800,000	800,000
		1,080,580
New York - 13.03%
Battery Park City Authority Junior Revenue Bonds, Series 2019 D-1, 3.88%, 11/1/2038(a)	300,000	300,000
Metropolitan Transportation Authority Revenue Bonds, Series 2005 D-2, 3.70%, 11/1/2035(a)	1,000,000	1,000,000
New York City Industrial Development Agency Variable Rate Demand Liberty Revenue Bonds, Series 2007, 4.10%, 10/1/2042(a)	800,000	800,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series 2019 BB, 4.00%, 6/15/2051(a)	1,400,000	1,400,000
New York City Trust for Cultural Resources Revenue Bonds, Series 2009 A, 3.88%, 7/1/2032(a)	250,000	250,000
New York City Trust for Cultural Resources Revenue Bonds, Series 2006 A-2, 3.60%, 10/1/2036(a)	200,000	200,000

See Notes to Financial Statements.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 97.18% - continued
New York - 13.03% -continued
New York State Energy Research & Development Authority Facilities Revenue Bonds, Series 2005 A-3, 3.88%, 5/1/2039(a)	$300,000	$300,000
The City of New York General Obligation Bonds, Series 2019 B-3, 3.97%, 10/1/2046(a)	280,000	280,000
		4,530,000
North Carolina - 3.45%
Raleigh, North Carolina Limited Obligation Refunding Bonds, Series 2016 A, 3.72%, 6/1/2034(a)	1,200,000	1,200,000

Ohio - 4.98%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2012 B, 4.20%, 5/1/2036(a)	380,000	380,000
American Municipal Power, Inc. Electric Systems Improvement Revenue Bond Anticipation Notes, Series 2022, 5.25%, 11/29/2023	250,000	251,793
American Municipal Power, Inc. Electric Systems Improvement Revenue Bond Anticipation Notes, Series 2022, 5.00%, 11/30/2023	100,000	100,578
Ohio State University Variable Rate Demand General Receipts Bonds, Series 2014 B-2, 3.75%, 12/1/2039(a)	300,000	300,000
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2016 A, 3.75%, 12/1/2036(a)	400,000	400,000
Plain City, Ohio Various Purpose Improvement General Obligation Limited Tax Bank Anticipation Notes, Series 2022, 4.00%, 9/28/2023	300,000	300,302
		1,732,673
Pennsylvania - 11.50%
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds, Series 2008 A, 3.77%, 12/1/2037(a)	1,000,000	1,000,000
Delaware Valley, Pennsylvania Regional Finance Authority Revenue Refunding Bonds, Series 2007 B, 3.84%, 6/1/2042(a)	2,000,000	2,000,000
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series 2020, 3.95%, 12/1/2039(a)	1,000,000	1,000,000
		4,000,000
Rhode Island - 1.58%
Rhode Island State and Providence Plantations General Obligation Bonds, Series 2017 A, 5.00%, 5/1/2023(a)	550,000	550,000

South Carolina - 2.30%
City of Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2009, 3.86%, 2/1/2038(a)	800,000	800,000

Tennessee - 1.41%
Clarksville, Tennessee Public Building Authority Pooled Financing Revenue Bonds, Series 1999, 3.98%, 6/1/2029(a)	490,000	490,000

Texas - 2.15%
Magnolia Independent School District General Obligation Bonds, Series 2023, 5.00%, 8/15/2023	500,000	502,757

See Notes to Financial Statements.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 97.18% - continued
Texas - 2.15% -continued
State of Texas Veterans Bonds, Series 2016, 3.94%, 12/1/2046(a)	$250,000	$250,000
		752,757
Utah - 2.42%
Canyons School District Local Building Authority Revenue Bonds, Series 2021, 5.00%, 6/15/2023	840,000	841,790

Virginia - 2.44%
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003 A, 3.60%, 12/1/2033(a)	500,000	500,000
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2007, 2.82%, 6/1/2037(a)	350,000	350,000
		850,000
Washington - 1.73%
Washington State Housing Finance Commission Single Family Program Revenue Refunding Bonds, Series 2016, 3.90%, 12/1/2046(a)	600,000	600,000

Wisconsin - 4.31%
Racine, Wisconsin Unified School District Anticipation Notes, Series 2023, 4.00%, 8/9/2023	500,000	500,061
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2017 C, 3.75%, 5/1/2046(a)	1,000,000	1,000,000
		1,500,061
Total Municipal Bonds (Cost $33,796,754)		33,794,019

	Shares
MONEY MARKET FUNDS - 2.29%
Federated Hermes Institutional Tax-Free Cash Trust, Institutional Shares, 3.43%(b)	797,420	797,420
Total Money Market Funds (Cost $797,420)		797,420
Total Investments — 99.47% (Cost $34,594,174)		34,591,439
Other Assets in Excess of Liabilities — 0.53%		184,981
NET ASSETS — 100.00%		$34,776,420

(a)	Certain variable rate securities are not based on a published reference rate spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2023.

See Notes to Financial Statements.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
April 30, 2023 (Unaudited)

Summary of Investments	% of Net Assets	Fair Value
Municipal Bonds
Alaska	3.45%	$1,200,748
Arizona	4.96%	1,725,410
Connecticut	2.01%	700,000
District of Columbia	4.46%	1,550,000
Florida	2.88%	1,000,000
Georgia	1.15%	400,000
Illinois	5.88%	2,045,000
Iowa	2.88%	1,000,000
Maryland	0.85%	295,000
Massachusetts	2.73%	950,000
Michigan	2.88%	1,000,000
Minnesota	2.88%	1,000,000
Mississippi	2.88%	1,000,000
Nevada	2.88%	1,000,000
New Mexico	3.11%	1,080,580
New York	13.03%	4,530,000
North Carolina	3.45%	1,200,000
Ohio	4.98%	1,732,673
Pennsylvania	11.50%	4,000,000
Rhode Island	1.58%	550,000
South Carolina	2.30%	800,000
Tennessee	1.41%	490,000
Texas	2.15%	752,757
Utah	2.42%	841,790
Virginia	2.44%	850,000
Washington	1.73%	600,000
Wisconsin	4.31%	1,500,061
Money Market Funds	2.29%	797,420
Other Assets in Excess of Liabilities	0.53%	184,981
Total	100.00%	$34,776,420

See Notes to Financial Statements.

Centaur Mutual Funds Trust
Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	DCM/INNOVA
	High Equity	Lebenthal Ultra
	Income Innovation	Short Tax-Free
	Fund	Income Fund
Assets
Investments in securities, at fair value (cost $7,122,254 and $34,594,174)	$7,289,946	$34,591,439
Foreign currencies, at value (cost $2,085 and $ –)	2,064	—
Cash	11,043	13,818
Dividends and interest receivable	21,353	183,952
Tax reclaims receivable	129,627	—
Receivable from Advisor	7,826	15,417
Prepaid expenses	17,089	29,394
Total Assets	7,478,948	34,834,020
Liabilities
Payable for fund shares redeemed	203	97
Payable for investments purchased	1,088	16,645
Accrued 12b-1 fees - Class A Shares	—	21
Payable to Administrator	16,776	17,338
Other accrued expenses	28,893	23,499
Total Liabilities	46,960	57,600
Net Assets	$7,431,988	$34,776,420
Net Assets consist of:
Paid-in capital	14,829,110	34,779,219
Accumulated deficit	(7,397,122)	(2,799)
Net Assets	$7,431,988	$34,776,420
Class I Shares:
Net Assets		$34,761,192
Shares outstanding (unlimited number of shares authorized, no par value)		3,476,389
Net asset value, offering and redemption price per share		$10.00
Class A Shares:
Net Assets		$15,228
Shares outstanding (unlimited number of shares authorized, no par value)		1,523
Net asset value, offering and redemption price per share (a)		$10.00
Offering price per share (100%/(100%-0.50% (maximum sales charge)) of net asset value adjusted to the nearest cent)		$10.05
Net Assets	$7,431,988
Shares outstanding (unlimited number of shares authorized, no par value)	709,812
Net asset value, offering and redemption price per share	$10.47

(a)	In the case of investments at or above $250,000, a contingent deferred sales charge of up to 0.25% may be charged on shares redeemed within 12 months of purchase if no sales charge on the original purchase and a finder’s fee was paid

See accompanying notes which are an integral part of these financial statements.

Centaur Mutual Funds Trust
Statements of Operations
For the six months ended April 30, 2023 (Unaudited)

	DCM/INNOVA
	High Equity	Lebenthal Ultra
	Income Innovation	Short Tax-Free
	Fund	Income Fund
Investment Income
Dividend income (net of foreign taxes withheld of $722 and $ –)	$182,369	$16,441
Interest income	—	308,695
Total investment income	182,369	325,136
Expenses
Advisor	31,392	45,605
Fund accounting	15,871	18,113
Registration	11,929	18,540
Administration	11,095	16,118
Legal	10,180	12,318
Custodian	8,629	2,480
Compliance	8,598	8,598
Audit and tax	8,065	8,758
Transfer agent	8,029	8,724
Insurance	7,599	1,090
Pricing	6,160	3,428
Report printing	4,821	3,310
Trustee	3,024	3,024
12b-1 fees- Class A Shares	—	18
Miscellaneous	19,410	9,765
Total expenses	154,802	159,889
Fees contractually waived and expenses reimbursed by Advisor	(91,999)	(106,664)
Fees voluntarily waived and expenses reimbursed by Advisor	—	(30,403)
Net operating expenses	62,803	22,822
Net investment income	119,566	302,314
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
investment securities	(312,592)	(132)
Foreign currency transactions	342	—
Change in unrealized appreciation (depreciation) on:
investment securities	743,944	(2,316)
Foreign currency translations	12,049	—
Net realized and unrealized gain (loss) on investment securities and foreign currency transactions	443,743	(2,448)
Net increase in net assets resulting from operations	$563,309	$299,866

See accompanying notes which are an integral part of these financial statements.

Centaur Mutual Funds Trust
Statements of Changes in Net Assets

	DCM/INNOVA High Equity Income
	Innovation Fund
	For the Six	For the Year
	Months Ended	Ended October 31,
	April 30, 2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$119,566	$2,472,511
Net realized loss on investment securities and foreign currency transactions	(312,250)	(7,424,483)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	755,993	(2,859,190)
Net increase (decrease) in net assets resulting from operations	563,309	(7,811,162)
Distributions to Shareholders from:
Earnings	(116,688)	(2,463,839)
Return of capital	—	(28,123)
Total distributions	(116,688)	(2,491,962)
Capital Transactions
Proceeds from shares sold	149,057	4,836,157
Reinvestment of distributions	111,819	2,462,225
Amount paid for shares redeemed	(3,107,606)	(24,759,843)
Net decrease in net assets resulting from capital transactions	(2,846,730)	(17,461,461)
Total Decrease in Net Assets	(2,400,109)	(27,764,585)
Net Assets
Beginning of period	9,832,097	37,596,682
End of period	$7,431,988	$9,832,097
Share Transactions
Shares sold	14,972	403,865
Shares issued in reinvestment of distributions	11,018	200,910
Shares redeemed	(311,582)	(2,266,782)
Net decrease in shares outstanding	(285,592)	(1,662,007)

See accompanying notes which are an integral part of these financial statements.

Centaur Mutual Funds Trust
Statements of Changes in Net Assets (continued)

	Lebenthal Ultra Short Tax-Free Income
	Fund
	For the Six	For the Year
	Months Ended	Ended October 31,
	April 30, 2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$302,314	$51,405
Net realized loss on investment securities and foreign currency transactions	(132)	—
Change in unrealized depreciation on investment securities and foreign currency translations	(2,316)	(3,033)
Net increase in net assets resulting from operations	299,866	48,372
Distributions to Shareholders from:
Earnings
Class I Shares	(302,127)	(51,324)
Class A Shares	(195)	—
Total distributions	(302,322)	(51,324)
Capital Transactions - Class I Shares
Proceeds from shares sold	26,433,039	280,051
Reinvestment of distributions	250,142	50,585
Amount paid for shares redeemed	(533,863)	(1,353,600)
Total - Class I Shares	26,149,318	(1,022,964)
Capital Transactions - Class A Shares
Proceeds from shares sold	—	400,000
Reinvestment of distributions	195	—
Amount paid for shares redeemed	—	(405,085)
Total - Class A Shares	195	(5,085)
Net increase (decrease) in net assets resulting from capital transactions	26,149,513	(1,028,049)
Total Increase (Decrease) in Net Assets	26,147,057	(1,031,001)
Net Assets
Beginning of period	8,629,363	9,660,364
End of period	$34,776,420	$8,629,363
Share Transactions - Class I Shares
Shares sold	2,643,303	27,996
Shares issued in reinvestment of distributions	25,014	5,059
Shares redeemed	(53,386)	(135,360)
Total - Class I Shares	2,614,931	(102,305)
Share Transactions - Class A Shares
Shares sold	—	40,120
Shares issued in reinvestment of distributions	20	—
Shares redeemed	—	(40,621)
Total - Class A Shares	20	(501)
Net increase (decrease) in shares outstanding	2,614,951	(102,806)

See accompanying notes which are an integral part of these financial statements.

DCM/INNOVA High Equity Income Innovation Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Years Ended October 31,
	Months
	Ended April
	30, 2023		2022	2021	2020	2019	2018
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.88		$14.15	$11.41	$11.69	$13.01	$14.25
Investment operations:
Net investment income (loss)	0.14		1.21	0.86	0.82	0.17	(0.11)
Net realized and unrealized gain (loss) on investments	0.59		(4.40)	2.71	(0.23)	0.16	0.35
Total from investment operations	0.73		(3.19)	3.57	0.59	0.33	0.24
Less distributions to shareholders from:
Net investment income	(0.14)		(0.99)	(0.83)	(0.84)	—	—
Net realized gains	—		(0.08)	—	—	(1.65)	(1.48)
Return of capital	—		(0.01)	—	(0.03)	—	—
Total distributions	(0.14)		(1.08)	(0.83)	(0.87)	(1.65)	(1.48)
Net asset value, end of period	$10.47		$9.88	$14.15	$11.41	$11.69	$13.01
Total Return(a)	7.45	% (b)	(23.57)%	31.81%	5.29%	3.21%	1.80%
Ratios and Supplemental
Data:
Net assets, end of period (000 omitted)	$7,432		$9,832	$37,597	$8,214	$10,062	$25,251
Ratio of gross expenses to average net assets	3.70	% (c)	1.89%	2.35%	3.36%	3.15%	2.56%
Ratio of net expenses to average net assets	1.50	% (c)	1.50%	1.50%	1.50%	1.70%	1.95%
Ratio of net investment income (loss) to average net assets	2.86	% (c)	8.96%	6.06%	6.81%	1.13%	(0.84)%
Portfolio turnover rate	84	% (b)	572%	496%	435%	338%	142%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Lebenthal Ultra Short Tax-Free Income Fund - Class I Shares
Financial Highlights
(For a share outstanding during each period)

			For the Years Ended		For the
	For the Six		October 31,		Period
	Months				Ended
	Ended April				October 31,
	30, 2023		2022	2021	2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00		$10.00	$10.01	$10.00
Investment operations:
Net investment income	0.13		0.06	0.01	0.04
Net realized and unrealized gain (loss) on investments	—		—	(0.01)	0.01
Total from investment operations	0.13		0.06	—	0.05
Less distributions to shareholders from:
Net investment income	(0.13)		(0.06)	(0.01)	(0.04)
Total distributions	(0.13)		(0.06)	(0.01)	(0.04)
Net asset value, end of period	$10.00		$10.00	$10.00	$10.01
Total Return(b)	1.31	% (c)	0.57%	(0.02)%	0.48	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$34,761		$8,614	$9,640	$9,370
Ratio of gross expenses to average net assets	1.47	% (d)	2.96%	3.10%	2.87	% (d)
Ratio of net expenses to average net assets	0.21	% (d)	0.22%	0.36%	0.43	% (d)
Ratio of net investment income to average net assets	2.78	% (d)	0.55%	0.08%	0.41	% (d)
Portfolio turnover rate	10	% (c)	59%	9%	88	% (c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Lebenthal Ultra Short Tax-Free Income Fund - Class A Share
Financial Highlights
(For a share outstanding during each period)

			For the Years Ended		For the
	For the Six		October 31,		Period
	Months				Ended
	Ended April				October 31,
	30, 2023		2022	2021	2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.01		$9.98	$10.01	$10.00
Investment operations:
Net investment income (loss)	0.12		0.06	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	—		(0.03)	— (b)	0.01
Total from investment operations	0.12		0.03	(0.03)	0.03
Less distributions to shareholders from:
Net investment income	(0.13)		—	—	(0.02)
Total distributions	(0.13)		—	—	(0.02)
Net asset value, end of period	$10.00		$10.01	$9.98	$10.01
Total Return(c)	1.20	% (d)	0.30%	(0.30)%	0.35	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$15		$15	$20	$45
Ratio of gross expenses to average net assets	2.33	% (e)	3.22%	3.35%	3.12	% (e)
Ratio of net expenses to average net assets	0.48	% (e)	0.47%	0.61%	0.68	% (e)
Ratio of net investment income (loss) to average net assets	2.37	% (e)	0.05%	(0.16)%	0.12	% (e)
Portfolio turnover rate	10	% (d)	59%	9%	88	% (d)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Centaur Mutual Funds Trust
Notes to the Financial Statements
April 30, 2023 (Unaudited)

NOTE 1. ORGANIZATION

The DCM/INNOVA High Equity Income Innovation Fund (formerly known as the DCM/ INNOVA High Dividend Income Innovation Fund) (the “DCM/INNOVA Fund”) and the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund”) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of the Centaur Mutual Funds Trust (the “Trust”). The DCM/INNOVA Fund commenced operations on March 16, 2005 and was formally known as the Centaur Total Return Fund. The Lebenthal Fund commenced operations on December 30, 2019. The Trust is an open ended-management investment company and is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of the DCM/INNOVA Fund is to seek maximum total return through a combination of capital appreciation and current income. The investment objective of the Lebenthal Fund is to seek a high level of current income exempt from federal income tax consistent with relative stability of principal. The Lebenthal Fund invests primarily in municipal securities, the income from which is exempt from federal income tax.

The Lebenthal Fund currently offers two classes of shares; Class A Shares and Class I Shares. Each class of shares represents an interest in the Lebenthal Fund, has the same rights and is identical in all material respects, except that the classes bear different (or no) levels of sales loads and different expenses, certain class specific expenses will be borne solely by the class to which such expenses are attributable, and each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Class A Shares are subject to a front-end sales charge of 0.50% which is waived for purchases of $250,000 or greater. Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 0.25% will be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2023 (Unaudited)

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.

Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by independent third-party pricing service. The prices provided by the independent third-party pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ or Trusts’ normal pricing procedures are valued at fair value as determined under policies adopted by the Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Trust’s normal pricing procedures.

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2023 (Unaudited)

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended April 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of April 30, 2023.

DCM/INNOVA Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,153,479	$—	$—	$7,153,479
Exchange-Traded Funds	49,366	—	—	49,366
Rights	—	—	—	—
Money Market Funds	87,101	—	—	87,101
Total	$7,289,946	$—	$—	$7,289,946

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2023 (Unaudited)

Lebenthal Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$33,794,019	$—	$33,794,019
Money Market Funds	797,420	—	—	797,420
Total	$797,420	$33,794,019	$—	$34,591,439

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Municipal Securities Risk

The Lebenthal Fund invests primarily in municipal securities. The risk of municipal securities generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Municipal obligations can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term municipal bonds and higher for long term municipal bonds.

Sector Focus Risk

While the DCM/INNOVA Fund does not focus its investments on a particular sector, the DCM/INNOVA Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the DCM/INNOVA Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries. As of April 30, 2023, the Fund had 28.49% of the value of its net assets invested in stocks within the Technology sector.

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The DCM/INNOVA Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2023 (Unaudited)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date) for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all series in the Trust in relation to net assets of each Fund or another reasonable allocation method. Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Dividend Distributions

Dividends from net investment income are generally declared and paid monthly for the DCM/INNOVA Fund. Dividends from net investment income are generally declared daily and paid monthly for the Lebenthal Fund. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Federal Income Taxes

As of and during the six months ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2023 (Unaudited)

the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisor

DCM Advisors, LLC (the “Advisor”) is the investment advisor for the Funds. The Advisor serves in the capacity of investment advisor to each Fund pursuant to an investment advisory agreement with the Trust on behalf of the respective Fund. The Advisor receives monthly compensation based on each Fund’s average daily net assets at the annual rate of 0.75% for the DCM/INNOVA Fund and 0.42% for the Lebenthal Fund. For the six months ended April 30, 2023, the Advisor earned fees of $31,392 and $45,605 from the DCM/INNOVA Fund and the Lebenthal Fund, respectively. At April 30, 2023, the Advisor owed $7,826 and $15,417 to the DCM/INNOVA Fund and Lebenthal Fund, respectively, pursuant to the expense limitation agreements described below.

The Advisor has entered into Expense Limitation Agreements with the DCM/INNOVA Fund and the Lebenthal Fund under which the Advisor has contractually agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Funds and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on securities sold short, “acquired fund fees and expenses,” and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.50% of the average daily net assets of the DCM/ INNOVA Fund through December 31, 2023 and not more than 0.49% of the average daily net assets of the Lebenthal Fund through December 31, 2023. For the six months ended April 30, 2023, the Advisor waived fees and reimbursed expenses of $91,999 and $106,664 for the DCM/INNOVA Fund and Lebenthal Fund, respectively. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Board.

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2023 (Unaudited)

In addition to the expense limitations previously noted, effective June 25, 2020, the Advisor has agreed to a voluntarily waiver of investment advisory fees in the amount of ten basis points (0.10%) of the Lebenthal Fund’s average daily net assets. Effective July 7, 2021, the Advisor has agreed to voluntarily waive an additional ten basis points (0.10%) of the Lebenthal Fund’s average daily net assets. Effective November 2, 2021, the Advisor has agreed to voluntarily waive an additional 5 basis points (0.05%) of the Lebenthal Fund’s average daily net assets. Effective January 12, 2022, the Advisor has agreed to voluntarily waive an additional three basis points (0.03%) of the Lebenthal Fund’s average daily net assets. The Advisor is not entitled to the reimbursement of any fees voluntarily waived or expenses reimbursed. During the six months ended April 30, 2023, the Advisor voluntarily waived fees of $30,403 for the Lebenthal Fund.

Administrator

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay the Administrator fees in accordance with the Master Services Agreement for such services. In addition, the Funds pay out-of-pocket expenses including but not limited to postage, supplies and costs of pricing its portfolio securities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.

Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Trust’s Distributor. The Distributor acts as an agent for the Trust and the distributor of its shares. The Distributor is compensated by the Advisor for its services provided to the Trust. The Distributor operates as a wholly-owned subsidiary of the Administrator.

Certain officers of the Trust are employees of the Administrator and the Distributor.

NOTE 4. DISTRIBUTION PLAN AND FEES

The Trust, with respect to the Lebenthal Fund, has adopted a Distribution Plan (the “Plan”) for its Class A Shares in accordance with Rule 12b-1 under the 1940 Act. The Plan allows the Fund to pay for certain expenses related to the distribution of its shares (“12b-1 fees”), including, but not limited to, payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of shares of the Lebenthal Fund and who may be advising investors regarding the purchase, sale or retention of the Lebenthal Fund shares; expenses of maintaining personnel who

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2023 (Unaudited)

engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Lebenthal Fund shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Lebenthal Fund’s average daily net assets allocable to the Class A Shares. For the six months ended April 30, 2023, the Class A Shares incurred 12b-1 fees of $18. As of April 30, 2023 the Lebenthal Fund owed the Distributor $21.

NOTE 5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended April 30, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
DCM/INNOVA Fund	$7,035,030	$9,917,629
Lebenthal Fund	24,295,451	1,870,000

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2023.

NOTE 6. FEDERAL TAX INFORMATION

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed the Funds’ tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax years ends and the interim tax period since then, as applicable), and has determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2023 (Unaudited)

At April 30, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Gross unrealized appreciation	$557,099	$154
Gross unrealized depreciation	(866,851)	(2,889)
Net unrealized depreciation on investments	$(309,752)	$(2,735)
Tax cost of investments	$7,599,698	$34,594,174

The tax character of distributions paid for the fiscal year ended October 31, 2022, the Funds’ most recent fiscal year end, were as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Distributions paid from:
Ordinary income	$2,263,603	$1,578
Long-term capital gains	200,236	49,570
Tax return of capital	28,123	—
Total distributions paid	$2,491,962	$51,148

At October 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Undistributed Tax Exempt Income	$—	$257
Distributions Payable	—	(176)
Accumulated capital and other losses	(6,777,773)	(5)
Unrealized depreciation on investments	(1,065,970)	(419)
Total accumulated earnings (deficit)	$(7,843,743)	$(343)

As of October 31, 2022, the DCM/INNOVA Fund and the Lebenthal Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $6,777,773 and $5, respectively.

The Funds have recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated earnings (deficit) on a tax basis which is considered to be more informative to the shareholder.

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2023 (Unaudited)

NOTE 7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote, however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 8. TRUSTEE COMPENSATION

As of April 30, 2023, there were two Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a fee of $2,000 each year plus $500 per series of the Trust per meeting. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution fees [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		November	April 30,	During	Expense
		1, 2022	2023	Period(a)	Ratio
DCM/INNOVA Fund
	Actual	$1,000.00	$1,074.50	$7.72	1.50%
	Hypothetical(b)	$1,000.00	$1,017.36	$7.50	1.50%
Lebenthal Fund
Class A Shares	Actual	$1,000.00	$1,012.00	$2.37	0.48%
	Hypothetical(b)	$1,000.00	$1,022.44	$2.38	0.48%

Class I Shares	Actual	$1,000.00	$1,013.10	$1.05	0.21%
	Hypothetical(b)	$1,000.00	$1,023.75	$1.05	0.21%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Additional Information (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

Both (i) a description of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent 12-month period ended June 30th are available, without charge, upon request, by calling the Trust at (888) 484-5766, or on the on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. The Funds’ portfolio holdings are available on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.dcmadvisors.com.

Investment Advisory Agreement Approval (Unaudited)

Investment Advisory Agreement Approval – DCM/INNOVA Fund

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, reviewed and approved the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the DCM/INNOVA High Equity Income Innovation Fund (the “DCM/INNOVA Fund”) and DCM Advisors LLC (the “Advisor”) for an additional 1-year term commencing December 30, 2022. The Board approved the Investment Advisory Agreements at a video conference meeting in lieu of an in-person meeting, pursuant to SEC Order. The meeting was held on December 12, 2022 and all of the Trustees were present in person.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board and counsel. In deciding whether to approve the Investment Advisory Agreement, the Trustees considered the best interests of the DCM/INNOVA Fund and its shareholders. The Board considered, among other things: (1) the nature, extent and quality of the services to be provided by the Advisor; (2) the investment management capabilities and experience of the Advisor; (3) the performance of the Advisor; (4) the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the DCM/INNOVA Fund; (5) the extent to which economies of scale may be realized as the DCM/INNOVA Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors; (6) the Advisor’s practices regarding brokerage and portfolio transactions; (7) possible conflicts of interest; and (8) other topics or issues

(i) The nature, extent, and quality of the services to be provided by the Advisor. In this regard, the Board considered the services being provided by the Advisor to each Fund including, without limitation, it providing a continuous investment program for the Funds, adhering to each Funds’ investment restrictions, complying with the Trust’s policies and procedures and voting proxies on behalf of the Funds. The Board considered the qualifications and experience of the portfolio managers who are responsible for the day-to day management of each Fund’s portfolio. The Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory for the Funds.

(ii) The Performance of the DCM/INNOVA Fund and the Advisor. The Board compared the DCM/INNOVA Fund’s performance to the performance of its Broadridge peer category, Morningstar Category, custom peer group, and various indices. Among other measures, the Board also considered the DCM/INNOVA Fund’s dividend yield as compared to the dividend yield of its Morningstar Category and custom peer group. After evaluating the performance of the Advisors in such capacities, the Board concluded that the performance of the Advisor was satisfactory.

(iii) Cost of Services and Profits Realized by the Advisor with respect to the DCM/ INNOVA Fund. In this regard, the Board considered the Advisor’s staffing, personnel and methods of operations; each Fund’s management fee and expense ratio, each as compared to the Fund’s respective peer group and Morningstar category; each Fund’s asset levels; the current and anticipated profitability of the Funds to the Advisor, if any; the Advisor’s commitment to the Funds; and the differences in fees and services provided to the Advisor’s other clients that may be similar to the Funds. The Board also considered the Advisor’s past fee reductions and expense reimbursements for the Funds and the indirect benefits that the Advisor received from its management of the Funds. In addition, the Board considered the Advisor’s representation that it intends to continue the ELA

Investment Advisory Agreement Approval (Unaudited) (continued)

for each Fund until at least December 2023. After considering these and other items, the Board concluded that the advisory fee to be paid to the Advisor by each Fund is reasonable in light of the nature and quality of services provided by the Advisor.

The Board also compared the advisory fee under the Investment Advisory Agreement to the fees the Advisor charges other clients. The Board noted that the fee structure applicable to the Advisor’s other clients was not indicative of any unreasonableness with respect to the advisory fee under the Investment Advisory Agreement. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee paid to the Advisor by the DCM/INNOVA Fund under the Investment Advisory Agreement is fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

(iv) The extent to which economies of scale would be realized as the DCM/ INNOVA Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the fee arrangement of the Fund with the Advisor involves both an advisory fee and an expense limitation agreement. The Board determined that while the advisory fee rate under the Advisory Agreements remains the same at all asset levels, the shareholders of each Fund have experienced benefits from the Fund’s ELA and will continue to experience benefits from the Fund’s ELA until the Fund’s assets grow to a level where its expenses otherwise fall below the expense cap limit. In addition, the Board noted that the Funds could benefit from economies of scale under its agreements with service providers other than the Advisor if the Funds were to gather additional assets. Following further discussion of the asset level of the Funds and expectations for growth and levels of fees, the Board determined that the advisory fee for each Fund was reasonable in light of the information that was provided to the Trustees by the Advisor with respect to economies of scale.

(v) The Advisor’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered the historical and anticipated portfolio turnover rates for Fund. The Board also considered the Advisor’s policies and procedures, to seek best execution for the Fund’s portfolio transactions. The Board considered the process by which evaluations are made of the overall reasonableness of commissions paid; the Advisor’s method and basis for selecting and evaluating broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Advisor anticipates allocating portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions are satisfactory.

(vi) Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the Advisor’s personnel to be assigned to the DCM/INNOVA Fund; the basis of decisions to buy or sell securities for the DCM/ INNOVA Fund and/ or the Advisor’s other accounts; the process for allocating trades amongst the Advisor’s clients; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics, specifically as it relates to possible conflicts of interest. Following further consideration and discussion, the Board found for the DCM/INNOVA Fund, that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

Investment Advisory Agreement Approval (Unaudited) (continued)

(vii) Other topics or issues. In this regard, the Board considered the Advisor’s compliance policies and procedures. The Board also considered the Advisor’s insurance coverage, risk management program and regulatory history and the Advisor’s discussion of the recent SEC exam. After further review and discussion, the Board indicated its satisfaction with the Advisor’s operations as they related to the DCM/INNOVA Fund.

Following its consideration of all of the foregoing and taking into account the totality of all factors discussed at this Board Meeting and previous meetings, the Board, including a majority of the Independent Trustees voting separately, unanimously approved the continuance of the Investment Advisory Agreement. No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Investment Advisory Agreement and each Trustee may have attributed different weights to the various factors noted above. Rather, the Trustees concluded, in light of their weighing and balancing all factors, that approval of the continuance of the Investment Advisory Agreement was in the best interests of the DCM/INNOVA Fund and its shareholders.

Investment Advisory Agreement Approval – Lebenthal Fund

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, reviewed and approved the continuation of the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund”) and DCM Advisors LLC (the “Advisor”) for an additional 1-year term commencing December 30, 2022. The Board approved the Investment Advisory Agreement at an in-person meeting held on December 12, 2022, and all of the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board and counsel. In deciding whether to approve the continuation of the Investment Advisory Agreement, the Trustees considered the best interests of the Lebenthal Fund and its shareholders. The Board considered, among other things: (1) the nature, extent and quality of the services to be provided by the Advisor; (2) the investment management capabilities and experience of the Advisor; (3) the performance of the Advisor; (4) the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Lebenthal Fund; (5) the extent to which economies of scale may be realized as the Lebenthal Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors; (6) the Advisor’s practices regarding brokerage and portfolio transactions; (7) possible conflicts of interest; and (8) other topics or issues.

(i) The nature, extent, and quality of services to be provided by the Advisor. In this regard, the Board considered the services being provided by the Advisor to each Fund including, without limitation, the Advisor providing a continuous investment program for the Fund, adhering to the Lebenthal Fund’s investment restrictions, complying with the Trust’s policies and procedures and voting proxies on behalf of the Fund. The Board considered the qualifications and experience of the portfolio managers who are responsible for the day-to day management of the Lebenthal Fund’s portfolio. The Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory for the Lebenthal Fund. After reviewing the foregoing information and further information provided by the Advisor (e.g., descriptions of the Advisor’s business and the

Investment Advisory Agreement Approval (Unaudited) (continued)

Advisor’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor are satisfactory and adequate for the Lebenthal Fund.

(ii) The investment management capabilities and experience of the Advisor. In this regard, the Board considered the investment management experience of the Advisor. The Board considered its discussion with representatives of the Advisor regarding the investment objective and strategies for the Lebenthal Fund and the Advisor’s experience and the implementation of such strategies. In particular, the Board reviewed information from the Advisor regarding the portfolio manager’s experience in managing portfolios with an investment objective and strategy similar to the Lebenthal Fund. After consideration of these and other factors, as well as the Advisor’s capabilities and experience in managing the Leventhal Fund, the Board determined that the Advisor has the requisite knowledge and experience to continue serving as investment advisor for the Lebenthal Fund.

(iii) The costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Lebenthal Fund. In this regard, the Board considered the Advisor’s methods of operation; the education and experience of the Advisor’s personnel; its compliance program, policies, and procedures; its financial condition and the level of commitment to the Lebenthal Fund; the projected asset levels of the Lebenthal Fund; and the overall expenses of the Lebenthal Fund, including the advisory fee. The Board reviewed the expense limitation agreement and noted the benefit to the Lebenthal Fund from the Advisor’s commitment to reduce its advisory fee or reimburse other operating expenses through December 31, 2023. The Board discussed the Advisor’s financial condition and its ability to satisfy its financial commitments to the Lebenthal Fund. The Board considered the support of the Advisor’s parent company in assuring that the Advisor has adequate capital to meet its obligations. The Board also considered potential benefits for the Advisor in managing the Lebenthal Fund, including promotion of the Advisor’s name. The Board compared the Lebenthal Fund’s advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the size of the Lebenthal Fund, and the nature of the investment strategies). The Board also considered the investment style and strategy of the Lebenthal Fund versus its peer group. Upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee and total expense limit for the Lebenthal Fund were within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances and were fair and reasonable.

(iv) The extent to which the Lebenthal Fund and its investors would benefit from economies of scale. In this regard, the Board considered the Investment Advisory Agreement and the Expense Limitation Agreement. The Board determined that while the proposed advisory fee was flat and would stay the same as asset levels increased, the shareholders of the Lebenthal Fund would benefit from the expense limitation agreement until the Lebenthal Fund’s assets grew to a level where its expenses otherwise fall below the expense limit. Following further discussion of the Lebenthal Fund’s asset levels, expectations for growth, and level of fees, the Board determined that the Lebenthal Fund’s fee arrangements with the Advisor would provide benefits through the Expense Limitation Agreement, and the Board would review the arrangements going forward as necessary. After further discussion, the Board concluded the Lebenthal Fund’s arrangement with the Advisor was fair and reasonable in relation to the nature and quality of services to be provided by the Advisor and would benefit the Lebenthal Fund and its shareholders.

Investment Advisory Agreement Approval (Unaudited) (continued)

(v) Brokerage and portfolio transactions. The Board considered the Advisor’s policies and procedures as they relate to seeking best execution for its clients. The Board also considered the portfolio turnover rate for the Lebenthal Fund; the method and basis for selecting and evaluating broker-dealers used to complete the Lebenthal Fund’s portfolio transactions; any allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Lebenthal Fund’s trades may be allocated to soft-dollar arrangements. After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions for the Lebenthal Fund were satisfactory.

(vi) Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel to be assigned to the Lebenthal Fund and the Advisor’s process for allocating trades among the Lebenthal Fund and clients with similar types of investment objectives and strategies. The Board also considered the substance and administration of the Advisor’s Code of Ethics. Following further consideration and discussion, the Board determined that Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests for the Lebenthal Fund were satisfactory.

After discussion of the factors noted above and in reliance of the information provided by the Advisor and Trust management and taking into account the totality of all factors discussed and information presented, the Board indicated its desire to approve the investment Advisory Agreement and the Expense Limitation Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Investment Advisory Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above.

Other topics or issues.

In this regard, the Board considered the Advisor’s compliance policies and procedures. The Board also considered the Advisor’s insurance coverage, risk management program and regulatory history. After further review and discussion, the Board indicated its satisfaction with the Advisor’s operations as they related to the Funds.

Following its consideration of all of the foregoing and taking into account the totality of all factors discussed at this Board Meeting and previous meetings, the Board of Trustees, including a majority of the Independent Trustees voting separately, unanimously approved the continuance of the Advisory Agreement between the Advisor and the Leventhal Fund. It was noted that in the Trustees’ deliberations with respect to the approval of the Advisory Agreement, no single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Advisory Agreement and each Trustee may have attributed different weights to the various factors noted above. Rather, the Trustees concluded, in light of their weighing and balancing all factors, that approval of the continuance of the Advisory Agreement for the Leventhal Fund was in the best interests of that Fund and its shareholders.

Privacy Policy (Unaudited)

Rev: September 2020

FACTS	WHAT DOES THE CENTAUR MUTUAL FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Account balances and account transactions

■    Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Centaur Mutual Funds Trust chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Centaur Mutual Funds Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share.
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

Questions?	Call 1-888 484-5766

Who we are
Who is providing this notice?	The Centaur Mutual Funds Trust DCM/INNOVA High Equity Income Innovation Fund Lebenthal Ultra Short Tax-Free Income Fund
What we do
How do the Centaur Mutual Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How do the Centaur Mutual Funds Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us your account information

■     make deposits or withdrawals from our account

■     pay us by check or make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    DCM Advisors, LLC, an affiliate of Dinosaur Group Holdings, LLC, is the investment advisor to the Funds and is an affiliate of the Centaur Mutual Funds Trust.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■   The Centaur Mutual Funds Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Centaur Mutual Funds Trust does not jointly market.

The Centaur Mutual Funds Trust is distributed by Ultimus Fund Distributors, LLC.

Centaur-SAR-23

(b)	Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centaur Mutual Funds Trust

By (Signature and Title)*	/s/ Marc Rappaport
Marc Rappaport, Principal Executive Officer

Date	6/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc Rappaport
Marc Rappaport, Principal Executive Officer

Date	6/30/2023

By (Signature and Title)*	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	6/30/2023